SHARE CAPITAL AND RESERVES (Details 4)	12 Months Ended
	Nov. 30, 2020 shares $ / shares	Nov. 30, 2019 shares	Nov. 30, 2018 shares	Nov. 30, 2017 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Stock Options Outstanding	957,995	461,500	117,000	220,000
Ranges Of Exercise Prices For Outstanding Share Options $3.31 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Stock Options Outstanding	407,995
Exercise Price | $ / shares	$ 3.31
Expiry Date Exercise Price Of Outstanding Share Options	Feb. 28, 2024
Ranges Of Exercise Prices For Outstanding Share Options $3.31 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Stock Options Outstanding	25,000
Exercise Price | $ / shares	$ 3.31
Expiry Date Exercise Price Of Outstanding Share Options	Jan. 08, 2025
Ranges Of Exercise Prices For Outstanding Share Options $3.31 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Stock Options Outstanding	25,000
Exercise Price | $ / shares	$ 3.31
Expiry Date Exercise Price Of Outstanding Share Options	Feb. 13, 2025
Ranges Of Exercise Prices For Outstanding Share Options $3.31 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Stock Options Outstanding	25,000
Exercise Price | $ / shares	$ 3.31
Expiry Date Exercise Price Of Outstanding Share Options	Mar. 10, 2025
Ranges Of Exercise Prices For Outstanding Share Options $3.33 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Stock Options Outstanding	25,000
Exercise Price | $ / shares	$ 3.33
Expiry Date Exercise Price Of Outstanding Share Options	Apr. 13, 2025
Ranges Of Exercise Prices For Outstanding Share Options $3.31 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of Stock Options Outstanding	450,000
Exercise Price | $ / shares	$ 3.31
Expiry Date Exercise Price Of Outstanding Share Options	Jul. 23, 2025